UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


               Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                 ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                    ---------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   AV-1           [   ]           [   ]           [ x ]
   AV-2           [   ]           [   ]           [ x ]
   AV-3           [   ]           [   ]           [ x ]
   AV-4           [   ]           [   ]           [ x ]
   M-1            [   ]           [   ]           [ x ]
   M-2            [   ]           [   ]           [ x ]
   M-3            [   ]           [   ]           [ x ]
   M-4            [   ]           [   ]           [ x ]
   M-5            [   ]           [   ]           [ x ]
   M-6            [   ]           [   ]           [ x ]
   B-1            [   ]           [   ]           [ x ]
   B-2            [   ]           [   ]           [ x ]
   B-3            [   ]           [   ]           [ x ]
   B-4            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset - Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on November 27, 2006 is filed as Exhibit
        99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: December 7, 2006

EXHIBIT INDEX

Exhibit
Number        Description

EX-99.1       Monthly report  distributed to holders of  Citigroup Mortgage Loan
              Trust  2006-CB3 C-Bass  Mortgage  Loan  Asset-Backed Certificates,
              Series 2006-CB3 relating  to  the  November 27, 2006 distribution.


                                                             EX-99.1
                                 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                                        November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      372,826,000.00   251,500,340.63   19,453,544.84   1,240,315.85   20,693,860.69        0.00       0.00     232,046,795.79
AV2       97,721,000.00    97,721,000.00            0.00     486,406.28      486,406.28        0.00       0.00      97,721,000.00
AV3      127,762,000.00   127,762,000.00            0.00     642,962.27      642,962.27        0.00       0.00     127,762,000.00
AV4       94,547,000.00    94,547,000.00            0.00     483,607.91      483,607.91        0.00       0.00      94,547,000.00
M1        29,062,000.00    29,062,000.00            0.00     150,250.54      150,250.54        0.00       0.00      29,062,000.00
M2        25,692,000.00    25,692,000.00            0.00     133,063.15      133,063.15        0.00       0.00      25,692,000.00
M3        16,005,000.00    16,005,000.00            0.00      83,185.99       83,185.99        0.00       0.00      16,005,000.00
M4        13,899,000.00    13,899,000.00            0.00      73,514.13       73,514.13        0.00       0.00      13,899,000.00
M5        12,635,000.00    12,635,000.00            0.00      66,944.44       66,944.44        0.00       0.00      12,635,000.00
M6        10,530,000.00    10,530,000.00            0.00      56,660.18       56,660.18        0.00       0.00      10,530,000.00
B1        10,108,000.00    10,108,000.00            0.00      54,751.67       54,751.67        0.00       0.00      10,108,000.00
B2         9,688,000.00     9,688,000.00            0.00      52,476.67       52,476.67        0.00       0.00       9,688,000.00
B3         9,267,000.00     9,267,000.00            0.00      50,196.25       50,196.25        0.00       0.00       9,267,000.00
B4         8,425,000.00     8,425,000.00            0.00      45,635.42       45,635.42        0.00       0.00       8,425,000.00
CE         4,212,715.61     4,212,715.61            0.00     889,320.51      889,320.51        0.00       0.00       4,212,715.61
P                100.00           100.00            0.00     351,707.02      351,707.02        0.00       0.00             100.00
R                  0.00             0.00            0.00           0.00            0.00        0.00       0.00               0.00
RX                 0.00             0.00            0.00           0.00            0.00        0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   842,379,815.61   721,054,156.24   19,453,544.84   4,860,998.28   24,314,543.12        0.00       0.00     701,600,611.40
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                          BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL           PRINCIPAL            INTEREST             TOTAL         PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1        12489WQU1       674.57833045    52.17861641         3.32679548         55.50541188       622.39971405       5.380000%
AV2        12489WQV9     1,000.00000000     0.00000000         4.97750003          4.97750003     1,000.00000000       5.430000%
AV3        12489WQW7     1,000.00000000     0.00000000         5.03250004          5.03250004     1,000.00000000       5.490000%
AV4        12489WQX5     1,000.00000000     0.00000000         5.11500005          5.11500005     1,000.00000000       5.580000%
M1         12489WQY3     1,000.00000000     0.00000000         5.17000000          5.17000000     1,000.00000000       5.640000%
M2         12489WQZ0     1,000.00000000     0.00000000         5.17916667          5.17916667     1,000.00000000       5.650000%
M3         12489WRA4     1,000.00000000     0.00000000         5.19750016          5.19750016     1,000.00000000       5.670000%
M4         12489WRB2     1,000.00000000     0.00000000         5.28916685          5.28916685     1,000.00000000       5.770000%
M5         12489WRC0     1,000.00000000     0.00000000         5.29833320          5.29833320     1,000.00000000       5.780000%
M6         12489WRD8     1,000.00000000     0.00000000         5.38083381          5.38083381     1,000.00000000       5.870000%
B1         12489WRE6     1,000.00000000     0.00000000         5.41666700          5.41666700     1,000.00000000       6.500000%
B2         12489WRF3     1,000.00000000     0.00000000         5.41666701          5.41666701     1,000.00000000       6.500000%
B3         12489WRG1     1,000.00000000     0.00000000         5.41666667          5.41666667     1,000.00000000       6.500000%
B4         12489WRH9     1,000.00000000     0.00000000         5.41666706          5.41666706     1,000.00000000       6.500000%
CE         12489W9R7     1,000.00000000     0.00000000       211.10385612        211.10385612     1,000.00000000       0.000000%
P          12489W9S5     1,000.00000000     0.00000000 3,517,070.20000000  3,517,070.20000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     855.97273686    23.09355528         5.77055408         28.86410936       832.87918157
-----------------------------------------------------------------------------------------------------------------------------------

                                 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                                        November 27, 2006

Overcollateralization Amount                                                                              4,211,899.08
Target Overcollateralization Amount                                                                       4,211,899.08
Overcollateralization Deficiency Amount                                                                           0.00
Monthly Excess Interest                                                                                     544,522.54
Extra Principal Distribution Amount                                                                          34,087.15
Servicing Fee Paid                                                                                          300,321.83
Trustee Fee Paid                                                                                              1,502.19

Current Advances                                                                                          2,619,077.78

Principal Prepayments                                                                                    19,161,182.56

Total Beginning Collateral Balance                                                                      721,053,239.71
Total Ending Collateral Balance                                                                         701,599,694.87

Total Beginning Number of Loans                                                                                  3,361
Total Ending Number of Loans                                                                                     3,268

Weighted Average Term to Maturity                                                                                  345

Weighted Average Mortgage Rate for All Loans                                                                 7.437198%

Weighted Average Net Mortgage Rate for All Loans                                                             6.930684%

        Delinquency by Group
        Group 1
        Category           Number      Principal Balance      Percentage
        1 Month             164          36,846,271.88           5.25%
        2 Month              66          13,980,896.50           1.99%
        3 Month             136          33,568,164.77           4.78%
        Total               366          84,395,333.15          12.03%

        Delinquencies Include Bankruptcies and Foreclosures

        Foreclosure Group Report
        Group Number      Number of Loans     Principal Balance      Percentage
              1                 78               21,710,324.83          3.09%
        Total                   78               21,710,324.83          3.09%

        Foreclosure Scheduled Loan Report
        Group       Loan       Foreclosure   Scheduled             Current        Original        Original         Loan
        Number      Number     Date          Principal Balance     Note Rate      Stated Term     LTV Ratio (%)    Origination Date
                                                  0.00              .00000          0.00             0.00
        Total                                     0.00              .00000          0.00             0.00

        Bankruptcy Group Report
        Group Number      Number of Loans     Principal Balance      Percentage
              1                  24              5,929,858.81          0.85%
        Total                    24              5,929,858.81          0.85%

        Bankruptcy Scheduled Loan Report
        Group       Loan       Bankruptcy     Scheduled            Current        Original         Original        Loan
        Number      Number     Date           Principal Balance    Note Rate      Stated Term      LTV Ratio (%)   Origination Date
                                                  0.00              .00000          0.00              0.00
        Total                                     0.00              .00000          0.00              0.00

        REO Group Report
        Group Number      Number of Loans     Principal Balance      Percentage
              1                  15              3,300,154.76          0.47%
        Total                    15              3,300,154.76          0.47%

        REO Property Scheduled Balance
        Group Number      Loan Number        REO Date        Schedule Principal Balance
                                                                        0.00
        Total                                                           0.00

        REO Book Value Report
        Group Number      Loan Number        Book Value
                                                 0.00

Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts

AV1 Current Interest Shortfall                                                                                    0.00
AV1 Cumulative Interest Shortfall                                                                                 0.00
AV1 Net WAC Rate Carryover Amount Paid                                                                            0.00
AV1 Net WAC Rate Carryover Remaining                                                                              0.00

AV2 Current Interest Shortfall                                                                                    0.00
AV2 Cumulative Interest Shortfall                                                                                 0.00
AV2 Net WAC Rate Carryover Amount Paid                                                                            0.00
AV2 Net WAC Rate Carryover Remaining                                                                              0.00

AV3 Current Interest Shortfall                                                                                    0.00
AV3 Cumulative Interest Shortfall                                                                                 0.00
AV3 Net WAC Rate Carryover Amount Paid                                                                            0.00
AV3 Net WAC Rate Carryover Remaining                                                                              0.00

AV4 Current Interest Shortfall                                                                                    0.00
AV4 Cumulative Interest Shortfall                                                                                 0.00
AV4 Net WAC Rate Carryover Amount Paid                                                                            0.00
AV4 Net WAC Rate Carryover Remaining                                                                              0.00

M1  Current Interest Shortfall                                                                                    0.00
M1  Cumulative Interest Shortfall                                                                                 0.00
M1  Net WAC Rate Carryover Amount Paid                                                                            0.00
M1  Net WAC Rate Carryover Remaining                                                                              0.00

M2  Current Interest Shortfall                                                                                    0.00
M2  Cumulative Interest Shortfall                                                                                 0.00
M2  Net WAC Rate Carryover Amount Paid                                                                            0.00
M2  Net WAC Rate Carryover Remaining                                                                              0.00

M3  Current Interest Shortfall                                                                                    0.00
M3  Cumulative Interest Shortfall                                                                                 0.00
M3  Net WAC Rate Carryover Amount Paid                                                                            0.00
M3  Net WAC Rate Carryover Remaining                                                                              0.00

M4  Current Interest Shortfall                                                                                    0.00
M4  Cumulative Interest Shortfall                                                                                 0.00
M4  Net WAC Rate Carryover Amount Paid                                                                            0.00
M4  Net WAC Rate Carryover Remaining                                                                              0.00

M5  Current Interest Shortfall                                                                                    0.00
M5  Cumulative Interest Shortfall                                                                                 0.00
M5  Net WAC Rate Carryover Amount Paid                                                                            0.00
M5  Net WAC Rate Carryover Remaining                                                                              0.00

M6  Current Interest Shortfall                                                                                    0.00
M6  Cumulative Interest Shortfall                                                                                 0.00
M6  Net WAC Rate Carryover Amount Paid                                                                            0.00
M6  Net WAC Rate Carryover Remaining                                                                              0.00

B1  Current Interest Shortfall                                                                                    0.00
B1  Cumulative Interest Shortfall                                                                                 0.00
B1  Net WAC Rate Carryover Amount Paid                                                                            0.00
B1  Net WAC Rate Carryover Remaining                                                                              0.00

B2  Current Interest Shortfall                                                                                    0.00
B2  Cumulative Interest Shortfall                                                                                 0.00
B2  Net WAC Rate Carryover Amount Paid                                                                            0.00
B2  Net WAC Rate Carryover Remaining                                                                              0.00

B3  Current Interest Shortfall                                                                                    0.00
B3  Cumulative Interest Shortfall                                                                                 0.00
B3  Net WAC Rate Carryover Amount Paid                                                                            0.00
B3  Net WAC Rate Carryover Remaining                                                                              0.00

B4  Current Interest Shortfall                                                                                    0.00
B4  Cumulative Interest Shortfall                                                                                 0.00
B4  Net WAC Rate Carryover Amount Paid                                                                            0.00
B4  Net WAC Rate Carryover Remaining                                                                              0.00

Net Interest Shortfalls PSA Section 1.03                                                                          0.00
Soldiers and Sailors Relief Act                                                                                   0.00
Prepayment Interest Shortfall                                                                                     0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount
Has the Stepdown Date occurred?                                                                                     NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occurred                                                                                      NO

Rolling 6 Month Prior Delinquency Percentage                                                                   4.2606%
Total Current Realized Losses                                                                                34,087.15

Cumulative Realized Losses as a Percentage of Original Collateral Balance                                      0.0000%

Available Funds                                                                                          23,585,453.14
Interest Remittance Amount                                                                                4,165,995.45
Principal Remittance Amount                                                                              19,419,457.69

Mortgage Loans (Principal Balance) purchased by the Servicer                                                      0.00

Net Swap Payment made by the Trust to the Swap Provider                                                           0.00

Net Swap Payment made by the Swap Provider to the Trust                                                     378,885.12

Swap Termination Payment                                                                                          0.00

Interest Accrual Period
Start Date                                                                                            October 25, 2006
End Date                                                                                             November 26, 2006
Number of Days in Accrual Period                                                                                    33

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.